Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

AGM Group Holdings Inc. (“AGM Holdings”) was incorporated on April 27, 2015 under the laws of the British Virgin Islands. AGM Holdings is a holding company and do not own any material assets or liabilities other than holding equity interest of multiple entities and certain cash and cash equivalents.

On May 21, 2015, AGM Holdings incorporated a wholly owned subsidiary, AGM Technology Limited (“AGM HK”) in Hong Kong. AGM HK provides advanced online trading service for financial institutions in Asian areas.

On August 28, 2015, AGM Holdings incorporated AGM Group Ltd (“AGM Belize”), a Belize limited liability company. Prior to September 5, 2018, AGM Belize as a subsidiary of AGM Holdings engaged in forex trading brokerage service with a license provided by the International Financial Services Commission of Belize (“IFSC”). On September 5, 2018, AGM Holdings sold 90% equity of AMG Belize to Mr. Zhentao Jiang, a related party, for a sales price of $450,000 (see Note 3).

On October 13, 2015, AGM HK incorporated a Chinese limited liability subsidiary, Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. (“AGM Shenzhen”), for the purpose of being a holding company for the equity interests in People’s Republic of China (“PRC”).

On November 13, 2015 and September 28, 2016, AGM Shenzhen incorporated two wholly owned Chinese limited liability subsidiaries, Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”), and Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing”), respectively. AGM Shenzhen did not conduct any operations or own any material assets or liabilities except cash and cash equivalents, while holding 100% of the equity interests in AGM Beijing and AGM Nanjing. AGM Beijing principal activities include (i) Online Trading and Computer Support Service and (ii) Program trading application technology and management service. AGM Nanjing principal activities include (i) software design, technology transfer, technology consulting, technology promotion and (ii) data processing.

On June 14, 2017, AGM Software Service LTD (“AGM Software”) was incorporated under the laws of BVI. AGM Software is a wholly-owned subsidiary of AGM Holdings and its principal activity will be assisting AGM HK in providing our core technology services to customers.

On July 18, 2017, AGMTrade UK LTD (“AGM UK”) was incorporated under the law of England and Wales. AGM UK is a wholly-owned subsidiary of AGM Holdings and its principal activity is advertising on a global scale, and providing core technology services and consulting services to customers.

On July 25, 2017, AGM Trade Global PTY LTD (“AGM Australia”) was incorporated under the law of Australia. AGM Australia is a wholly-owned subsidiary of AGM Holdings. It was formed with the vision to expand our service to customers located in Australia.

On August 14, 2017, AGMClub Service Limited (“AGMClub”) was incorporated under the law of Hong Kong. AGMClub is a wholly-owned subsidiary of AGM Holdings and its primary activity is to provide online marketing on a global scale, especially the greater China area.

On May 24, 2018, AGM Holdings completed the acquisition of 100% of the equity of AGM Global Asset Management Limited (“AGM Global”), under the law of Cayman Islands. AGM Global is a wholly-owned subsidiary of AGM Holdings and its primary activity is to provide online marketing on a global scale, especially the greater China area. The purchase price was $22,635.

As a result, AGM HK, AGM Belize, AGM Shenzhen, AGM Beijing, AGM Nanjing, AGM Software, AMG UK, AGM Australia, AGMClub, and AGM Global are referred to as subsidiaries. AGM Holdings and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

The Company is a knowledge and technology intensive company and principally engaged in two core businesses: (1) providing online trading platform application and computer program technical support and solution service (“Online Trading and Computer Support Service”); and (2) providing program trading application technology and management service. On September 5, 2018, the Company disposed its discontinued operation of forex trading brokerage service operated under AGM Belize.